Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Current Principal Amount/ Shares	Description	Rate (2)	Maturity	Percentage of Net Assets	Fair Value

Collateral Loan Obligations (30.58%)(1)
500,000	Black Diamond CLO (3 Month LIBOR USD + 5.30%, 0.00% Floor) (4)(5)	5.57%	10/17/2026	1.41%	414,532
600,000	Cutwater Ltd Series 2014-2A (3 Month LIBOR USD + 3.75%, 0.00% Floor)(4)(5)	4.03%	01/15/2027	1.89%	555,260
650,000	Grand Avenue CRE Series 2019-FL1 (1 Month LIBOR USB + 2.80%, 0.00% Floor)(4)	2.95%	06/15/2037	2.13%	624,000
15,008	Grayson CLO (3 Month LIBOR USD + 1.55%, 1.55% Floor) (4)	1.80%	11/01/2021	0.05%	14,877
500,000	Halcyon Loan Advisors Series 2013-2A (3 Month LIBOR + 3.80%, 0.00% Floor) (4)(5)	4.05%	08/01/2025	1.39%	407,174
1,100,000	Halcyon Loan Advisors Series 2015 -2A (3 Month LIBOR USD + 3.10%, 0.00% Floor)(4)(5)	3.34%	07/25/2027	3.18%	933,750
1,000,000	JFIN CLO Series 2014-1A (3 Month LIBOR USD + 3.65%, 0.00% Floor) (4)	3.92%	04/21/2025	3.24%	951,587
1,400,000	JFIN CLO Series 2014-2A (3 Month LIBOR USD + 3.25%, 0.00% Floor) (4)	3.52%	07/20/2026	4.50%	1,320,235
560,000	JFIN CLO Series 2015-1A (3 Month LIBOR USD + 2.65%, 0.00% Floor) (4)	2.90%	03/15/2026	1.74%	509,055
300,000	KREF 2018 FL1 (1 Month LIBOR + 2.55%, 2.55% Floor) (4)	2.70%	06/15/2036	0.98%	288,000
5,000,000	Neuberger Berman CLO Series 2019-35A(4)	3.64%	01/19/2033	4.38%	1,284,550
876,356	Ocean Trails CLO Series 2013-4A (3 Month LIBOR USD + 5.90%)(4)	6.15%	08/13/2025	2.03%	595,922
1,010,000	TICP CLO (3 Month LIBOR USD + 2.95%, 2.95% Floor)(4)(5)	3.22%	04/20/2028	3.15%	924,522
149,664	WhiteHorse VII (3 Month LIBOR USD + 4.80%, 0.00% Floor) (4)	5.06%	11/24/2025	0.50%	146,519
Total Collateralized Loan Obligation (Cost $9,789,938)					8,969,983

Commercial Mortgage-Backed Securities (13.80%)(1)
12,441,000	Bank 2019 - BN21 XF(4)	1.05%	10/17/2052	2.74%	804,273
7,900,000	Bank 2019 - BN23 XF(4)	0.88%	12/15/2052	1.60%	467,988
5,343,000	BENCHMARK Mortgage Trust Series 2020-B16(4)	1.21%	02/15/2053	1.53%	447,396
800,000	PFP Ltd. 2019-5 Class D	2.56%	04/14/2036	2.56%	750,330
10,180,354	SBA Confirmation of Originator Fee Certificates (6)	102.56%	08/15/2044	3.26%	957,218
677,822	VMS 2019 - FL3 D (1 Month LIBOR USD + 2.65%, 2.65% Floor)(4)	2.80%	09/15/2036	2.12%	622,611
Total Commercial Mortgage-Backed Securities (Cost $4,451,664)					4,049,816

Corporate and Other Finance (4.40%)(1)
790,252	Gacovino Litigation Financing (6)(7)	0.00%	12/20/2020	2.69%	790,252
500,000	Wagstaff Litigation Financing (6)(8)	0.00%	12/20/2020	1.70%	500,000
Total Corporate and Other Finance (Cost $1,290,252)					1,290,252

Tax Liens (3.46%)(1)
1,015,533	Tax Lien 16-21-308-018-0000 (6)	9.60%	09/01/2020	3.46%	1,015,533
Total Tax Liens (Cost $1,015,533)					1,015,533

Residential Mortgage-Backed Securities (42.44%)(1)
1,162,000	AMSR Mortgage Trust 2020-SFR3 Class H	6.50%	09/17/2037	4.06%	1,192,720
1,000,000	AMSR Mortgage Trust 2020-SFR3 Class I	7.38%	09/17/2037	3.30%	972,106
222,357	Banc of America Alternative Loan Mortgage	5.50%	10/25/2035	0.72%	213,812
467,255	Banc of America Funding Corporation Series 2008-R4 (1 Month LIBOR + 0.45%, 0.45% Floor, 7.00% Cap) (4)	0.63%	07/25/2037	1.00%	292,087
789,629	Bear Stearns Alt-A Trust Series 2005-10	3.09%	01/25/2036	2.36%	691,607
319,138	Bear Stearns Mortgage Funding Series 2007-AR1 (1 Month LIBOR + 0.20%, 0.20% Floor, 11.50% Cap)(3)	0.35%	02/25/2037	1.11%	324,759
162,723	Chase Mortgage Finance Corporation Series 2006-A1	3.25%	09/25/2036	0.51%	148,532
253,092	Countrywide Alternative Loan Trust Series 2004-28CB	5.75%	01/25/2035	0.90%	264,295
317,322	Countrywide Alternative Loan Trust Series 2005-21CB	5.25%	06/25/2035	1.05%	307,195
534,030	Countrywide Alternative Loan Trust Series 2005-49CB	5.50%	11/25/2035	1.24%	364,633
283,465	Countrywide Alternative Loan Trust Series 2006-OA17 (Cost of Funds for the 11th District of San Francisco + 1.50%, 1.50% Floor)	2.18%	12/20/2046	0.81%	237,437
99,638	Countrywide Alternative Loan Trust Series 2006-6CB	5.50%	05/25/2036	0.33%	98,367
291,075	Countrywide Alternative Loan Trust Series 2006-J5	6.50%	09/25/2036	0.59%	173,931
375,660	Countrywide Home Loan Series 2002-19	6.25%	11/25/2032	1.29%	378,178
409,943	Countrywide Home Loan Series 2003-53	3.80%	02/19/2034	1.00%	294,150
99,729	Countrywide Home Loan Series 2006-J2	6.00%	04/25/2036	0.29%	85,952
146,988	Countrywide Home Loan Series 2003-49	2.84%	12/19/2033	0.49%	145,127
872,002	Countrywide Home Loan Series 2004-18	6.00%	10/25/2034	2.47%	725,431
377,715	Countrywide Home Loan Series 2005-28	5.25%	11/25/2023	1.07%	314,445
510,932	Countrywide Alternative Loan Series 2007-OA2 (1 Month LIBOR USD +0.84%, 0.84% Floor)	1.86%	03/25/2047	1.46%	427,791
231,717	Credit Suisse Mortgage Trust Series 2006 1	5.50%	02/25/2036	0.77%	225,560
293,630	Delta Funding Home Equity Loan Series 2000-2 M2 (3)(6)	8.86%	08/15/2030	0.84%	247,028
13,289	Deutsche Mortgage Securities, Inc. Series 2004-4 (1 Month LIBOR + 0.35%, 0.35% Floor)	0.50%	06/25/2034	0.04%	11,947
160,811	First Horizon Alternative Mortgage Securities 2004 AA3	2.47%	09/25/2034	0.43%	124,940
79,950	HarborView Mortgage Loan Trust Series 2003-2	3.90%	10/19/2033	0.26%	77,424

Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS (continued)
September 30, 2020 (Unaudited)

Current Principal Amount/ Shares	Description	Rate	Maturity	Percentage of Net Assets	Fair Value

10,402	HarborView Mortgage Loan Trust Series 2004-2 (1 Month LIBOR + 0.52%, 0.52% Floor)	0.68%	06/19/2034	0.04%	10,444
22,853	HarborView Mortgage Loan Trust Series 2004-9	3.44%	12/19/2034	0.07%	20,883
466,072	Harborview Mortgage Loan TRUST C M O SER 2005 7 CL 1A1	2.53%	06/19/2045	0.94%	275,816
88,188	IndyMac INDX Mortgage Loan Trust 2004 AR12 (1 Month LIBOR + 0.78%, 0.78% Floor) (3)	0.93%	12/25/2034	0.27%	77,901
317,894	IndyMac INDX Mortgage Loan Trust Series 2006-AR25	2.79%	09/25/2036	1.05%	306,569
57,988	IndyMac INDX Mortgage Loan Trust 2006-AR2 (1 Month LIBOR + 0.21%, 0.21% Floor) (3)	0.36%	02/25/2046	0.17%	48,675
3,468	IndyMac INDX Mortgage Loan Trust Series 2006-AR25	3.08%	09/25/2036	0.01%	3,555
38,051	JP Morgan Mortgage Trust Series 2006-A1	3.23%	02/25/2036	0.12%	35,709
224,940	JP Morgan Mortgage Trust Series 2007-A4	3.40%	06/25/2037	0.73%	214,499
44,790	MASTR Asset Securitization Trust 2006-1	5.75%	05/25/2036	0.14%	39,639
499,034	Nomura Asset Acceptance Corporation	5.89%	05/25/2036	0.59%	174,351
279,579	Nomura Asset Acceptance Corporation	5.52%	01/25/2036	0.45%	131,859
88,672	Prime Mortgage Trust Series 2003-3 (4)	6.04%	01/25/2034	0.17%	49,332
368,018	Prime Mortgage Trust Series 2006-1	6.25%	06/25/2036	1.11%	324,607
447,949	Residential Asset Securitization Trust	5.60%	02/25/2034	1.51%	441,550
18,203	Residential Funding Mortgage Securities I Series 2005-SA1	4.54%	03/25/2035	0.04%	10,747
189,927	Structured Adjustable Rate Mortgage Loan Trust 2005-22	3.92%	12/25/2035	0.61%	177,689
109,310	Structured Asset Securities Corporation 2003-9A(6)	2.56%	03/25/2033	0.10%	30,111
113,037	Terwin Mortgage Trust (1 Month LIBOR USD +1.05%, 1.05% Floor)	1.20%	11/25/2033	0.38%	111,488
261,286	Wachovia Mortgage Loan Trust Series 2005-A	3.01%	08/20/2035	0.87%	254,971
154,430	WAMU Mortgage Pass Through C M O SER 2002 AR12 CL B1	4.20%	10/25/2032	0.51%	149,349
539,100	Washington Mutual Mortgage Payment 2005-5A5	0.75%	06/25/2036	1.44%	423,244
214,415	Wells Fargo Mortgage Backed Security 2006-AR14	2.94%	10/25/2036	0.67%	195,217
456,732	Wells Fargo Alternative Loan Trust 2007-PA4	3.35%	07/25/2037	1.47%	434,127
169,779	Wells Fargo Alternative Loan Trust 2007-PA3	6.00%	07/25/2037	0.57%	167,821
Total Residential Mortgage-Backed Securities (Cost $12,584,507)					12,449,607

Preferred Stocks (8.11%)(1)
15,859	AGNC Investment Corp, Class B, Series D	6.88%		1.23%	360,792
74	AGNC Investment Corp, Class B, Series E	6.50%		0.01%	1,686
24,392	AGNC Investment Corp, Class B, Series F	6.13%		1.84%	539,551
490	AGNC Investment Corp, Class X, Series X	7.00%		0.03%	11,677
19,408	Annaly Capital Management, Class B	6.50%		1.38%	406,015
2,400	Armour Residential REIT, Class B	7.00%		0.18%	56,160
12,508	MFA Financial Inc., Class B	6.50%		0.78%	229,897
19,561	New Residential Inv Corp, Class B	6.38%		1.26%	368,725
1,144	New York Mortgage Trust Class B	7.88%		0.08%	22,686
4,000	Pennymac Mtge Investment, Class B	8.00%		0.31%	90,400
10,472	Two Harbors Investment Corporation, Class B	7.25%		0.70%	204,413
4,282	Two Harbors Investment Corporation, Class B	7.63%		0.30%	88,509
Total Preferred Stocks (Cost $2,781,704)					2,380,511

Short-Term Investments - Investment Companies (3.06%)(1)
897,469	First American Government Obligation - Class X	0.09%		3.06%	897,469
Total Short-Term Investments - Investment Companies (Cost $897,469)					897,469

Total Investments (105.9%)(1) (Cost $32,811,067)					31,053,171
Other Liabilities in Excess of Assets (-5.9%)(1)					(1,717,102)
Total Net Assets Applicable to Unitholders (100.00%)(1)					29,336,069

(1) Percentages are stated as a percent of net assets.
(2) Rate reported is the current yield as of September 30, 2020.
(3) Step-up bond that pays an initial spread for the first period and then a higher spread for the following periods. Spread shown is as of period end.
(4) 144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2020, these securities amounted to $11,653,670 or 39.72% of net assets.

(5) Collateral or partial collateral for securities sold subject to repurchase. As of September 30, 2020, these securities amounted to $3,235,238 or 11.03% of net assets.
(6) Security is categorized as Level 3 per the Fund's fair value hierarchy. As of September 30, 2020, these securities amounted to $3,540,142 or 12.07% of net assets.
(7) The Fund has made $690,000 of capital commitments, excluding capitalized interest, to fund its litigation financing, of which $25,766 remains unfunded as of September 30, 2020. This capital commitment are drawn down at the discretion of managing member of the loan syndicate in accordance with the terms of the governing documents.

(8) The Fund has made $900,000 of capital commitments, excluding capitalized interest, to fund its litigation financing, of which $400,000 remains unfunded as of September 30, 2020. This capital commitment are drawn down at the discretion of managing member of the loan syndicate in accordance with the terms of the governing documents.

(9) This security represents a basket of interest only strips. The rate disclosed is the weighted average rate on the basket. The maturity shown is the earliest maturity of the underlying strips. Additional information on the underlying strips of the basket are disclosed and can be found within the to the financial statements.

VALUATION

The following is a description of the valuation methodologies used for the Fund’s financial instruments. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 valuation methodologies include the observation of quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 valuation methodologies include the observation of (i) quoted prices for similar assets or liabilities in active markets, (ii) inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves) in active markets and (iii) quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3 fair value methodologies include (i) the solicitation of valuations from third parties (typically, broker-dealers), (ii) the use of proprietary models that require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment assumptions and default rate assumptions, and (iii) the assessment of observable or reported recent trading activity. The Fund utilizes such information to assign a good faith fair value (the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction at the valuation date) to each such financial instrument.

The Adviser seeks to obtain at least one third-party indicative valuation for each instrument, and obtains multiple indicative valuations when available. Third-party valuation providers often utilize proprietary models that are highly subjective and also require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment and default rate assumptions. The Adviser has been able to obtain third-party indicative valuations on the vast majority of the Fund’s investments and expects to continue to solicit third-party valuations on substantially all investments in the future to the extent practical. The Adviser generally values each financial instrument using a third-party valuation received. However, such third-party valuations are not binding, and while the Adviser generally does not adjust such valuations, the Adviser may challenge or reject a valuation when, based on validation criteria, the Adviser determines that such valuation is unreasonable or erroneous. Furthermore, the Adviser may determine, based on validation criteria, that for a given instrument the third-party valuations received does not result in what the Adviser believes to be fair value, and in such circumstances the Adviser may override the third-party valuation with their own good faith valuation. The validation criteria include the use of the Adviser’s own models, recent trading activity in the same or similar instruments, and valuations received from third parties.

The Adviser’s valuation process, including the application of validation criteria, is overseen and periodically reviewed by the Fund’s valuation committee. Because of the inherent uncertainty of valuations, these estimated values may differ significantly from the values that would have been used had a ready market for the financial instruments existed, and the differences could be material to the financial statements.

The table below reflects the value of the Fund’s Level 1, Level 2 and Level 3 financial instruments measured at fair value as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Investments
Collateralized Loan Obligations	$-	$8,374,061	$595,922	$8,969,983
Commercial Mortgage-Backed Securities	-	3,092,598	957,218	$4,049,816
Corporate and Other Finance	-	-	1,290,252	$1,290,252
Tax Liens	-	-	1,015,533	$1,015,533
Residential Mortgage-Backed Securities	-	12,202,579	247,028	$12,449,607
Preferred Stocks	2,380,511	-	-	$2,380,511
Short-Term Investments	897,469	-	-	$897,469
Total Investments	$3,277,980	$23,669,238	$4,105,953	$31,053,171

The Fund generally uses prices provided by an independent pricing service, broker, or agent bank, which provide non-binding indicative prices on or near the valuation date as the primary basis for fair value determinations for certain instruments. The independent pricing services typically value such securities based on one or more inputs, including but not limited to benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities, and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data.  In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, and specific deal information.  These values are non-binding, and may not be determinative of fair value. Values are evaluated during the Fund's valuation process by management in conjunction with additional information about the instrument, similar instruments, market indicators and other information.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description
Balance as of December 31, 2019	$3,075,577
Purchases	1,166,620
Sales proceeds and paydowns	-
Realized gain / (loss)	-
Change in unrealized gain / (loss)	(136,244)
Transfers into / (out of) Level 3	-
Ending Balance – September 30, 2020	$4,105,953

Change in unrealized appreciation / (depreciation) during the period for Level 3 investments held at December 31, 2019	$(88,533)

The following table presents information about unobservable inputs related to the Fund’s categories of Level 3 investments as of September 30, 2020:

Fair Value at 9/30/2020	Valuation Methodology	Unobservable Inputs	Input Value / Range	Weighted Average

Commercial Mortgage-Backed Securities	957,218	Option Adjusted Spread ("OAS")	LIBOR OAS	840.73	840.73
Residential Mortgage-Backed Securities	247,028	Market Quotes	Non Binding Indicative Prices	71.44 - 95.58	84.13

Certain of the Fund’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the Fund, including third-party transaction and quotations. As a result, fair value assets of $2,901,707 have been excluded from the proceeding table.

BORROWING

Reverse Repurchase Agreements: As of September 30, 2020, the Fund had the following reverse repurchase agreements outstanding, which were equal to 6.60% of the Fund’s net assets:

Counterparty	Amount Borrowed	Borrowing Rate	Borrowing Date	Maturity Date	Maturity Amount
RBC Capital Markets	$580,000	3.32%	07/02/2020	12/2/2020	$584,866
RBC Capital Markets	206,000	3.50%	08/31/2020	10/30/2020	206,620
RBC Capital Markets	290,000	3.50%	08/31/2020	10/30/2020	290,873
RBC Capital Markets	241,000	3.50%	08/31/2020	10/30/2020	241,726
RBC Capital Markets	618,000	3.00%	08/31/2020	10/30/2020	619,594
Totals	$1,935,000				$1,943,679

As of September 30, 2020, the fair value of securities held as collateral for reverse repurchase agreements was $3,235,238, as noted on the Schedule of Investments. Reverse repurchase agreements are not included in the fair value hierarchy because they are carried at face value. For the period ended September 30, 2020, the average daily balance and average interest rate in effect for reverse repurchase agreements were $2,179,358 and 3.37%, respectively.